Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Financial Information [Line Items]
Net cash used in operating activities	¥ (679,700)	$ (97,588)	¥ (544,926)	¥ (167,161)
Net cash used in investing activities	(571,310)	(82,031)	(34,025)	2,932
Net cash generated from financing activities	(625)	(90)	1,316,099	918,761
Net increase/(decrease) in cash and cash equivalents	(1,251,600)	(179,709)	737,148	754,532
Cash and cash equivalents at the beginning of year	1,706,880	245,079	1,010,076	308,972
Effects of exchange rate changes on cash and cash equivalents	94,994	13,640	(40,344)	(53,428)
Cash and cash equivalents at end of year	550,274	79,010	1,706,880	1,010,076
Parent
Disclosure Of Financial Information [Line Items]
Net cash used in operating activities	(22,500)	(3,231)	(31,025)	(4,766)
Net cash used in investing activities	(1,244,278)	(178,657)	(672,529)	(204,170)
Net cash generated from financing activities	964	138	1,319,418	934,284
Net increase/(decrease) in cash and cash equivalents	(1,265,814)	(181,750)	615,864	725,348
Cash and cash equivalents at the beginning of year	1,464,637	210,297	885,611	213,253
Effects of exchange rate changes on cash and cash equivalents	135,283	19,425	(36,838)	(52,990)
Cash and cash equivalents at end of year	¥ 334,106	$ 47,972	¥ 1,464,637	¥ 885,611